Loans and borrowings (Tables)	6 Months Ended
Jun. 30, 2026
Loans and borrowings
Schedule of composition of loans and borrowings

	Interest rate*		June 30,	December 31,
	2026	2025	2026	2025
			(Unaudited)
Local currency
Bonds	6.8%	6.2%	5,027	4,985
Commercial and syndicated loans	9.5%	7.3%	6,585	6,199
Lease liabilities	7.0%	8.8%	828	818
			12,440	12,002
Foreign currency
Bonds (1)	7.5%	7.6%	74,275	79,222
Commercial and syndicated loans	6.4%	6.5%	16,916	16,670
Loans from related parties (Nota 30)	6.0%	6.0%	668	728
Lease liabilities	7.0%	6.6%	619	578
			92,478	97,198
			104,918	109,200
Current			11,063	10,080
Non–current			93,855	99,120
			104,918	109,200

* Weighted average effective interest rate for the end of each period.

(1)	The reduction in foreign currency debt is primarily due to the decline in the exchange rate. Spot rate fell from $3,757.08 to $3,440.83 between December 2025, and June 30, 2026 respectively.

Schedule of fair value of loans

	June 30,	December 31,
	2026	2025
	(Unaudited)
Local currency
Bonds	4,962	4,904
Commercial and syndicated loan	6,459	6,024
Lease liabilities	828	818
	12,249	11,746
Foreign currency
Bonds	74,242	77,440
Commercial, syndicated loans and related parties	16,683	15,072
Lease liabilities and related parties	619	578
	91,544	93,090
	103,793	104,836

Schedule of maturity of loans and borrowings

	Up to 1 year	1 - 5 years	5-10 years	> 10 years	Total
Local currency
Bonds	233	1,783	1,107	1,904	5,027
Commercial and syndicated loan	743	3,882	1,840	120	6,585
Lease liabilities	119	613	95	1	828
	1,095	6,278	3,042	2,025	12,440
Foreign currency
Bonds	3,943	23,763	29,504	17,065	74,275
Commercial and syndicated loans and lease liabilities	5,995	11,140	324	125	17,584
Loans from related parties	30	418	171	—	619
	9,968	35,321	29,999	17,190	92,478
	11,063	41,599	33,041	19,215	104,918

	Up to 1 year	1 - 5 years	5-10 years	> 10 years	Total
Local currency
Bonds	223	1,675	1,181	1,906	4,985
Commercial and syndicated loan	563	3,914	1,647	75	6,199
Lease liabilities	141	580	96	1	818
	927	6,169	2,924	1,982	12,002
Foreign currency
Bonds	4,896	27,658	29,195	17,473	79,222
Commercial and syndicated loans and lease liabilities	3,529	12,024	1,621	74	17,248
Loans from related parties	728	—	—	—	728
	9,153	39,682	30,816	17,547	97,198
	10,080	45,851	33,740	19,529	109,200